Interest-bearing loans and borrowings - Terms and conditions of other notes (Details) - USD ($)	Dec. 31, 2022	Mar. 18, 2022	Dec. 31, 2021	Sep. 02, 2021	Sep. 01, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,696,280,000		$ 1,712,180,000			$ 1,273,413,000
Other Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000		267,200,000
Borrowings	200,000,000		267,200,000
Other Notes | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	197,556,000		263,920,000
Unsecured notes due 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	0		67,200,000		$ 200,000,000
Borrowings	$ 0		67,200,000
Unsecured notes due 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Unsecured notes due 2022 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		67,025,000
Unsecured notes due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000	$ 200,000,000	200,000,000	$ 200,000,000
Borrowings	$ 200,000,000		200,000,000
Unsecured notes due 2026 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.25%			6.25%
Unsecured notes due 2026 | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 197,556,000		$ 196,895,000